S000034700 [Member] Expense Example - iShares MSCI India Small-Cap ETF - iShares MSCI India Small-Cap ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	$ 918